Investment Strategy - MainGate MLP Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund seeks to generate total return, comprised of capital appreciation and income, by investing in master limited partnership (“MLP”) interests.  The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in MLP interests under normal circumstances. MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, MLPs are able to trade on national securities exchanges like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations.
Unlike most mutual funds, the Fund does not have flow-through tax treatment but instead is taxed as a regular corporation for U.S. federal income tax purposes. Because the Fund invests primarily in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a rate of 21%) as well as state income taxes.
Under normal circumstances, the Fund concentrates its investments in MLPs in the energy sector. The Fund typically invests in MLP interests that derive their revenues primarily from energy infrastructure assets or energy-related assets or activities, including: (i) energy-related logistical assets, including the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal; (ii) businesses primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids; (iii) businesses that process, treat, and refine natural gas liquids and crude oil; and (iv) businesses engaged in owning, managing, and transporting alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel.
When selecting MLP investments for the Fund’s portfolio, the Fund’s Adviser (as defined below) focuses on those that it believes own attractive businesses, with securities that are priced reasonably and that offer a balance of income and growth opportunities. The Adviser looks for securities that exhibit potential for earnings and cash flow growth, book or replacement values, distribution yields, and potential returns on invested capital relative to the current market prices that it deems attractive. In evaluating potential investments, the Adviser also considers a broad range of other factors, such as a company’s position in its industry or sector, internal growth prospects, its pricing flexibility, possible changes in its operating environment, and management’s own equity interest. The Adviser specifically focuses on MLP interests that it deems attractive in the current market based on the following considerations:
•MLPs with stable distributions and attractive growth profiles. The Adviser seeks MLPs that continue their record of achieving earnings growth through operational expansion, rate increases, and acquisitions.
•MLPs in certain industries that operate strategically important assets typically generate stable, predictable cash flows. For example, certain MLPs operate midstream energy assets that provide the core infrastructure for delivery of energy products to consumers, such as the pipeline delivery of petroleum products. The Adviser believes that these MLPs are positioned to generate stable cash flows throughout economic cycles due to the inelastic nature of demand for energy.
•High barriers to entry. The Adviser favors MLPs with substantial asset bases and significant operations, which may enjoy a competitive advantage over other entities seeking to enter the midstream energy sector, due to high start-up costs and other barriers to entry.
•Inefficient market. Because of a lack of broad institutional ownership and frequently thin retail trading, the liquidity in many MLP securities historically has been limited. The Adviser believes that due to this limited focus, the market for MLPs can experience inefficiencies which the Adviser will seek to exploit.
Although the Adviser favors MLPs with substantial asset bases and significant operations, the Fund may invest in MLPs of any market capitalization without limit.
MLP Interests.  MLP interests in which the Fund may invest consist of common units issued by MLPs (including MLPs structured as limited partnerships (LPs) or limited liability companies (LLCs)), MLP general partner or managing member interests, MLP I-Shares, shares of companies that own MLP general partner or managing member interests and other securities representing indirect beneficial ownership interests in MLPs, and shares of companies that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations.
Other Investments. While the Fund will invest primarily in MLP interests, the Fund may invest up to 20% of its assets in other investments, including equity securities of U.S. and foreign companies primarily engaged in the energy sector. The Fund may invest up to 20% of its assets in foreign securities, such as foreign companies primarily engaged in the energy sector and Canadian income and royalty trusts. Income and royalty trusts are publicly traded vehicles that gather income on royalties and pay out most of the cash flows to shareholders as distributions. They are similar, in some respect, to MLPs and have similar risks. The Fund may invest in foreign securities represented by American Depositary Receipts, which are certificates evidencing ownership of shares of a non-U.S. issuer that are issued by U.S. depositary banks and that generally trade on an established market in the United States.
The Fund may purchase and sell exchange-listed put and call options on MLPs and on various MLP indices. These derivative transactions may be used in an attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Derivative transactions may also be used to enhance potential gain. The use of derivative transactions is a function of numerous variables including market conditions. The ability of the Fund to utilize these techniques successfully will depend on the Adviser’s ability to predict market movements, which cannot be assured.
Sell Discipline. The Adviser believes in buying MLPs that will produce favorable results over the long-term and, therefore, the Fund does not intend to purchase or sell securities for short-term trading purposes. However, there is no limit on the Adviser’s ability to engage in short-term transactions and the Adviser may sell an MLP interest without regard to portfolio turnover if the Adviser identifies other investments it deems more attractive than current holdings, if the security achieves the Adviser’s target valuation, if the MLP investment experiences an adverse development or a change in management or management philosophy, when the Adviser determines that its expectations and those of the market are mismatched, or for temporary defensive purposes. Active trading by the Adviser could result in high portfolio turnover.
Non-Diversified Fund. The Fund is not diversified, which means that its investment results may be dependent upon the results of fewer investments than other mutual funds that are diversified.
Strategy Portfolio Concentration [Text]	While the Fund will invest primarily in MLP interests, the Fund may invest up to 20% of its assets in other investments, including equity securities of U.S. and foreign companies primarily engaged in the energy sector. The Fund may invest up to 20% of its assets in foreign securities, such as foreign companies primarily engaged in the energy sector and Canadian income and royalty trusts.